Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities

Investment in securities at March 31, 2010 and 2011 consists of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Trading securities	¥49,596	¥71,991	$866
Available-for-sale securities	845,234	883,410	10,624
Held-to-maturity securities	43,732	43,695	526
Other securities	165,596	176,285	2,120

Total	¥1,104,158	¥1,175,381	$14,136

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥146,007	¥624	¥(178)	¥146,453
Japanese prefectural and foreign municipal bond securities	19,238	69	(60)	19,247
Corporate debt securities	199,937	910	(1,556)	199,291
Specified bonds issued by SPEs in Japan	249,696	303	(3,694)	246,305
CMBS and RMBS in the U.S., and other asset-backed securities	146,820	10,759	(8,221)	149,358
Equity securities	71,491	16,734	(3,645)	84,580

	833,189	29,399	(17,354)	845,234

Held-to-maturity:
Japanese government bond securities	43,732	0	(715)	43,017

	¥876,921	¥29,399	¥(18,069)	¥888,251

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	93,416	3,819	(3,855)	93,380
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	0	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

March 31, 2011

	Millions of U.S. dollars
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	$2,030	$8	$(1)	$2,037
Japanese prefectural and foreign municipal bond securities	420	1	(1)	420
Corporate debt securities	3,522	15	(25)	3,512
Specified bonds issued by SPEs in Japan	2,711	1	(38)	2,674
CMBS and RMBS in the U.S., and other asset-backed securities	1,123	47	(47)	1,123
Equity securities	582	303	(27)	858

	10,388	375	(139)	10,624

Held-to-maturity:
Japanese government bond securities	526	5	0	531

	$10,914	$380	$(139)	$11,155

Unrealized Loss Position Investments

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2010 and 2011, respectively:

March 31, 2010

	Millions of yen
	Less than 12 months		12 months or more			Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses		Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥81,432	¥(99)	¥4,768		¥(79)	¥86,200	¥(178)
Japanese prefectural and foreign municipal bond securities	12,480	(60)	0		0	12,480	(60)
Corporate debt securities	88,305	(484)	26,100		(1,072)	114,405	(1,556)
Specified bonds issued by SPEs in Japan	30,189	(1,041)	83,024		(2,653)	113,213	(3,694)
CMBS and RMBS in the U.S., and other asset-backed securities	17,578	(2,141)	65,070		(6,080)	82,648	(8,221)
Equity securities	17,875	(2,739)	4,822		(906)	22,697	(3,645)

	247,859	(6,564)	183,784	v	(10,790)	431,643	(17,354)

Held-to-maturity:
Japanese government bond securities	43,017	(715)	0		0	43,017	(715)

	¥290,876	¥(7,279)	¥183,784		¥(10,790)	¥474,660	¥(18,069)

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥0	¥0	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	0	0	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	27,276	(3,002)	33,936	(3,855)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

March 31, 2011

	Millions of U.S. dollars
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	$763	$(1)	$0	$0	$763	$(1)
Japanese prefectural and foreign municipal bond securities	270	(1)	0	0	270	(1)
Corporate debt securities	2,215	(25)	24	(0)	2,239	(25)
Specified bonds issued by SPEs in Japan	591	(25)	594	(13)	1,185	(38)
CMBS and RMBS in the U.S., and other asset-backed securities	80	(11)	328	(36)	408	(47)
Equity securities	135	(17)	59	(10)	194	(27)

	$4,054	$(80)	$1,005	$(59)	$5,059	$(139)

Other Than Temporary Impairment Losses on Investment Securities

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Total other-than-temporary impairment losses	¥20,060	¥26,057	¥22,212	$267
Portion of loss recognized in other comprehensive income (before taxes)	(1,486)	(2,423)	(463)	(5)

Net impairment losses recognized in earnings	¥18,574	¥23,634	¥21,749	$262

Other than Temporary Impairment, Credit Losses Recognized in Earnings Table

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2010 and 2011 are as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Beginning	¥906	¥5,016	$60
Reduction to the beginning balance *	0	(1,810)	(21)
Beginning after reduction	0	3,206	39
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	3,744	7,292	88
Credit loss for which an other-than-temporary impairment was previously recognized	366	736	9
Reduction during the period:
For securities sold or redeemed	0	(307)	(4)
Due to change in intent to sell or requirement to sell	0	(1,905)	(23)

Ending	¥5,016	¥9,022	$109

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140”))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R),” ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

Fair Value, Investments, Entities that Calculate Net Asset Value Per Share

Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2010 and 2011, respectively are as follows:

March 31, 2010 and 2011

Type of Fund Investment	2010 (Millions of Yen)	2011 (Millions of Yen)	2011 (Millions of U.S. dollars)	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥14,692	¥10,023	$121	Monthly – Quarterly	10 days – 45 days

Total	¥14,692	¥10,023	$121	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Investments classified by contractual maturity date

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2011:

Available-for-sale securities held at March 31, 2011:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	¥185,404	¥185,404	$2,230	$2,230
Due after one to five years	422,260	419,450	5,078	5,044
Due after five to ten years	150,967	150,362	1,816	1,809
Due after ten years	56,739	56,823	682	683

	¥815,370	¥812,039	$9,806	$9,766

Held-to-maturity securities held at March 31, 2011:

	Millions of yen		Millions of U.S. dollars
	Amortized cost	Fair value	Amortized cost	Fair value
Due after ten years	¥43,695	¥44,107	$526	$531

	¥43,695	¥44,107	$526	$531